Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 2.3%
14,147	(1)	AMC Networks, Inc.	$ 752,054	0.3
10,861	(1)	Cargurus, Inc.	258,818	0.1
20,806		Cogent Communications Holdings, Inc.	1,430,620	0.5
3,500	(1)	EverQuote, Inc.	127,015	0.0
32,556		EW Scripps Co.	627,354	0.2
28,610	(1)	Gannett Co., Inc.	153,922	0.1
14,026		Gray Television, Inc.	258,078	0.1
14,840	(1)	Iridium Communications, Inc.	612,150	0.2
12,918	(1)	Liberty Latin America Ltd.	167,676	0.1
11,286		Meredith Corp.	336,097	0.1
23,371	(1)	Orbcomm, Inc.	178,321	0.1
18,956	(1)	QuinStreet, Inc.	384,807	0.1
6,475		Sinclair Broadcast Group, Inc.	189,458	0.1
3,453	(1)	TechTarget, Inc.	239,811	0.1
31,435	(1)	Vonage Holdings Corp.	371,562	0.1
3,435	(1)	Yelp, Inc.	133,965	0.1
			6,221,708	2.3

		Consumer Discretionary: 15.5%
14,486	(1)	Accel Entertainment, Inc.	158,332	0.1
49,269	(1)	American Axle & Manufacturing Holdings, Inc.	475,939	0.2
3,153	(1)	America's Car-Mart, Inc.	480,423	0.2
8,090	(1)	Asbury Automotive Group, Inc.	1,589,685	0.6
14,174	(1)	Beazer Homes USA, Inc.	296,520	0.1
25,638		Bed Bath & Beyond, Inc.	747,348	0.3
11,070		Big Lots, Inc.	756,081	0.3
6,282	(1)	BJ's Restaurants, Inc.	364,859	0.1
30,467		Bloomin Brands, Inc.	824,132	0.3
14,586	(1)	Boot Barn Holdings, Inc.	908,854	0.3
8,052		Brinker International, Inc.	572,175	0.2
3,548		Buckle, Inc.	139,365	0.0
18,484		Callaway Golf Co.	494,447	0.2
4,621		Camping World Holdings, Inc.	168,112	0.1
3,742		Carriage Services, Inc.	131,681	0.0
1,866	(1)	Cavco Industries, Inc.	420,988	0.2
11,417	(1)	Century Communities, Inc.	688,673	0.2
4,454	(1)	Chuy's Holdings, Inc.	197,401	0.1
25,481	(1)	Conn's, Inc.	495,606	0.2
15,801		Cooper Tire & Rubber Co.	884,540	0.3
14,130		Core-Mark Holding Co., Inc.	546,690	0.2
14,589	(1)	CROCS, Inc.	1,173,685	0.4
1,776	(1)	Deckers Outdoor Corp.	586,826	0.2
7,381		Dine Brands Global, Inc.	664,511	0.2
2,821	(1)	Dorman Products, Inc.	289,547	0.1
1,217	(1)	Fox Factory Holding Corp.	154,632	0.1
9,354	(1),(2)	GameStop Corp.	1,775,576	0.6
9,351	(1)	Genesco, Inc.	444,173	0.2
25,065	(1)	G-III Apparel Group Ltd.	755,459	0.3
7,051		Group 1 Automotive, Inc.	1,112,577	0.4
3,889	(1)	GrowGeneration Corp.	193,244	0.1
17,386		Guess?, Inc.	408,571	0.1
11,870		Haverty Furniture Cos., Inc.	441,445	0.2
3,587	(1)	Hibbett Sports, Inc.	247,108	0.1
6,073		Installed Building Products, Inc.	673,374	0.2
13,732		International Game Technology PLC	220,399	0.1
4,394	(1),(2)	iRobot Corp.	536,859	0.2
3,374		KB Home	156,992	0.1
2,384		Kohl's Corp.	142,110	0.0
7,145		Kontoor Brands, Inc.	346,747	0.1
24,725		La-Z-Boy, Inc.	1,050,318	0.4
7,441		LCI Industries	984,296	0.4
2,444	(1)	LGI Homes, Inc.	364,914	0.1
18,096	(1)	Lumber Liquidators Holdings, Inc.	454,572	0.2
13,771	(1)	M/I Homes, Inc.	813,453	0.3
40,596		Macy's, Inc.	657,249	0.2
15,876	(1)	MarineMax, Inc.	783,639	0.3
19,823		MDC Holdings, Inc.	1,177,486	0.4
15,196	(1)	Meritage Homes Corp.	1,396,816	0.5
2,385		Nathan's Famous, Inc.	150,470	0.1
17,553		ODP Corp./The	759,869	0.3
9,866		Patrick Industries, Inc.	838,610	0.3
49,874	(1)	Perdoceo Education Corp.	596,493	0.2
16,465	(1)	PlayAGS, Inc.	133,037	0.0
3,866		RCI Hospitality Holdings, Inc.	245,839	0.1
4,455		Red Rock Resorts, Inc.	145,189	0.1
12,544		Rent-A-Center, Inc.	723,287	0.3
3,760	(1)	Scientific Games Corp.	144,835	0.0
7,600	(1)	Shake Shack, Inc.	857,052	0.3
10,292		Shoe Carnival, Inc.	636,869	0.2
7,275		Shutterstock, Inc.	647,766	0.2
7,748	(1)	Signet Jewelers Ltd.	449,229	0.2
9,506	(1)	Sleep Number Corp.	1,364,016	0.5
2,684		Sonic Automotive, Inc.	133,046	0.0
4,954	(1)	Stamps.com, Inc.	988,373	0.4
3,267		Standard Motor Products, Inc.	135,842	0.0
7,349	(1)	Taylor Morrison Home Corp.	226,423	0.1
19,166	(1)	Tenneco, Inc.	205,460	0.1
8,074	(1)	Tri Pointe Homes, Inc.	164,387	0.1
8,295	(1)	Tupperware Brands Corp.	219,071	0.1
2,885	(1)	Universal Electronics, Inc.	158,588	0.1
7,217	(1)	Vista Outdoor, Inc.	231,449	0.1
1,059		Wingstop, Inc.	134,673	0.0
7,427		Winnebago Industries	569,725	0.2
21,637		Wolverine World Wide, Inc.	829,130	0.3
6,729	(1)	YETI Holdings, Inc.	485,901	0.2
18,011	(1)	Zumiez, Inc.	772,672	0.3
			42,295,730	15.5

		Consumer Staples: 3.8%
7,311		Andersons, Inc.	200,175	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
11,380	(2)	B&G Foods, Inc.	$ 353,463	0.1
19,112	(1)	Central Garden & Pet Co. - CENT	1,108,687	0.4
2,325		Coca-Cola Consolidated, Inc.	671,413	0.2
10,320		Fresh Del Monte Produce, Inc.	295,462	0.1
2,909	(1)	Herbalife Nutrition Ltd.	129,043	0.1
10,695	(1)	Hostess Brands, Inc.	153,366	0.1
6,166		Ingles Markets, Inc.	380,134	0.1
4,606		John B Sanfilippo & Son, Inc.	416,244	0.2
23,987	(1)	Lifevantage Corp.	224,278	0.1
5,151		Medifast, Inc.	1,091,085	0.4
2,682	(2)	National Beverage Corp.	131,177	0.1
6,208	(1)	Seneca Foods Corp.	292,335	0.1
14,304	(1)	Simply Good Foods Co/The	435,128	0.2
31,636		SpartanNash Co.	621,015	0.2
14,601	(1)	United Natural Foods, Inc.	480,957	0.2
19,143		Universal Corp.	1,129,246	0.4
6,367	(1)	USANA Health Sciences, Inc.	621,419	0.2
78,432		Vector Group Ltd.	1,094,126	0.4
1,133		WD-40 Co.	346,902	0.1
			10,175,655	3.8

		Energy: 3.5%
11,588		APA Corp.	207,425	0.1
15,356		Archrock, Inc.	145,728	0.0
24,859		Berry Corp.	136,973	0.0
8,121		Cactus, Inc.	248,665	0.1
2,961		Cimarex Energy Co.	175,854	0.1
36,140	(1)	Dorian L.P.G Ltd.	474,518	0.2
8,450	(1),(2)	Green Plains, Inc.	228,742	0.1
35,515	(1)	Helix Energy Solutions Group, Inc.	179,351	0.1
27,815		Helmerich & Payne, Inc.	749,892	0.3
7,709	(1)	Laredo Petroleum, Inc.	231,733	0.1
29,714		Matador Resources Co.	696,793	0.2
1,614	(2)	Nabors Industries Ltd.	150,828	0.0
40,153	(1)	Oceaneering International, Inc.	458,547	0.2
41,068	(1)	Oil States International, Inc.	247,640	0.1
45,294		Patterson-UTI Energy, Inc.	322,946	0.1
8,457	(1)	PDC Energy, Inc.	290,921	0.1
23,747		Plains GP Holdings L.P.	223,222	0.1
31,191	(1)	ProPetro Holding Corp.	332,496	0.1
76,061	(1)	Range Resources Corp.	785,710	0.3
11,516	(1)	Renewable Energy Group, Inc.	760,517	0.3
1,674	(1)	REX American Resources Corp.	140,901	0.0
41,609	(1)	Select Energy Services, Inc.	207,213	0.1
16,622		SM Energy Co.	272,102	0.1
22,673		Solaris Oilfield Infrastructure, Inc.	278,198	0.1
226,689	(1)	Southwestern Energy Co.	1,054,104	0.4
10,891		Targa Resources Corp.	345,789	0.1
6,767		World Fuel Services Corp.	238,198	0.1
			9,585,006	3.5

		Financials: 17.6%
14,925		Amalgamated Financial Corp.	247,606	0.1
17,709		American Equity Investment Life Holding Co.	558,365	0.2
2,547		Ameris Bancorp.	133,743	0.0
10,858		Amerisafe, Inc.	694,912	0.3
8,612		Artisan Partners Asset Management, Inc.	449,288	0.2
8,274		Assured Guaranty Ltd.	349,825	0.1
12,369	(1)	Atlantic Capital Bancshares, Inc.	298,093	0.1
36,552		Banc of California, Inc.	660,860	0.2
14,863		BankFinancial Corp.	153,386	0.1
5,703		BankUnited, Inc.	250,647	0.1
24,834		Banner Corp.	1,324,397	0.5
28,314		Boston Private Financial Holdings, Inc.	377,142	0.1
12,071		Brightsphere Investment Group, Inc.	246,007	0.1
35,576		Brookline Bancorp, Inc.	533,640	0.2
64,654		Cadence BanCorp	1,340,277	0.5
8,598		Capstar Financial Holdings, Inc.	148,316	0.1
94,980		Capstead Mortgage Corp.	591,725	0.2
11,744	(1)	Carter Bankshares, Inc.	163,946	0.1
39,424		Central Pacific Financial Corp.	1,051,832	0.4
9,728		Central Valley Community Bancorp	179,092	0.1
2,199		Century Bancorp, Inc./MA	205,189	0.1
6,130		Cohen & Steers, Inc.	400,473	0.1
19,367		Columbia Banking System, Inc.	834,524	0.3
5,971		Commerce Bancshares, Inc.	457,438	0.2
3,270		Community Bank System, Inc.	250,874	0.1
9,140	(1)	Customers Bancorp, Inc.	290,835	0.1
66,715		CVB Financial Corp.	1,473,734	0.5
7,064	(1)	eHealth, Inc.	513,765	0.2
9,877	(1)	Encore Capital Group, Inc.	397,352	0.1
13,454		Financial Institutions, Inc.	407,522	0.1
7,133		First American Financial Corp.	404,084	0.1
76,088		First BanCorp. Puerto Rico	856,751	0.3
52,030		First Financial Bancorp.	1,248,720	0.5
28,656		First Hawaiian, Inc.	784,315	0.3
8,513		First Midwest Bancorp., Inc.	186,520	0.1
20,207		First of Long Island Corp.	429,399	0.2
19,680		Flagstar Bancorp, Inc.	887,568	0.3
4,038		Great Southern Bancorp., Inc.	228,833	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,506	(1)	Green Dot Corp.	$ 618,440	0.2
2,126		Hamilton Lane, Inc.	188,279	0.1
20,011		Hanmi Financial Corp.	394,817	0.1
6,902		HCI Group, Inc.	530,212	0.2
13,025		Heritage Insurance Holdings, Inc.	144,317	0.0
17,265		HomeStreet, Inc.	760,869	0.3
21,887		Independent Bank Corp. Michigan	517,409	0.2
2,887		International Bancshares Corp.	134,015	0.0
118,082		Investors Bancorp, Inc.	1,734,625	0.6
1,355		Investors Title Co.	224,930	0.1
9,357		KKR Real Estate Finance Trust, Inc.	172,075	0.1
20,474		Luther Burbank Corp.	242,207	0.1
21,508		Macatawa Bank Corp.	214,005	0.1
21,257		Meridian Bancorp, Inc.	391,554	0.1
15,268		MGIC Investment Corp.	211,462	0.1
4,251	(1)	Mr Cooper Group, Inc.	147,765	0.1
25,315		NBT Bancorp., Inc.	1,010,069	0.4
19,660		New Residential Investment Corp.	221,175	0.1
215,621		New York Mortgage Trust, Inc.	963,826	0.4
6,642	(1)	NMI Holdings, Inc.	157,017	0.1
56,848		Northfield Bancorp, Inc.	905,020	0.3
51,408		OFG Bancorp	1,162,849	0.4
19,162		Old Republic International Corp.	418,498	0.1
18,072		OP Bancorp	190,117	0.1
9,802		Oppenheimer Holdings, Inc.	392,570	0.1
20,645		Pacific Premier Bancorp, Inc.	896,819	0.3
12,025		Peapack-Gladstone Financial Corp.	371,332	0.1
48,225		Pennymac Mortgage Investment Trust	945,210	0.3
5,815		Piper Sandler Cos	637,615	0.2
4,069		Popular, Inc.	286,132	0.1
21,797		Radian Group, Inc.	506,780	0.2
2,656		Red River Bancshares, Inc.	148,763	0.1
63,488		Redwood Trust, Inc.	660,910	0.2
6,187		Regional Management Corp.	214,441	0.1
9,239		Republic Bancorp., Inc.	409,195	0.1
23,876		Riverview Bancorp, Inc.	165,461	0.1
7,205		Safety Insurance Group, Inc.	607,021	0.2
9,101	(1)	Seacoast Banking Corp. of Florida	329,820	0.1
7,000		Sierra Bancorp.	187,600	0.1
60,449	(1)	SiriusPoint Ltd.	614,766	0.2
32,953		Southside Bancshares, Inc.	1,269,020	0.5
14,729		Stewart Information Services Corp.	766,350	0.3
4,472		Stifel Financial Corp.	286,476	0.1
6,068		Territorial Bancorp, Inc.	160,559	0.1
9,227		Timberland Bancorp, Inc./WA	256,603	0.1
17,697		Tiptree Financial, Inc.	158,388	0.1
1,690	(1)	Trupanion, Inc.	128,795	0.0
106,679		Trustco Bank Corp.	786,224	0.3
1,683		UMB Financial Corp.	155,391	0.1
7,612		Umpqua Holdings Corp.	133,591	0.0
54,603		United Community Banks, Inc./GA	1,863,054	0.7
8,889		Unity Bancorp, Inc.	195,558	0.1
16,010		Universal Insurance Holdings, Inc.	229,583	0.1
13,364		Unum Group	371,920	0.1
978		Virtus Investment Partners, Inc.	230,319	0.1
4,200		WesBanco, Inc.	151,452	0.1
22,324		Westamerica Bancorp.	1,401,501	0.5
6,601		WSFS Financial Corp.	328,664	0.1
			47,914,430	17.6

		Health Care: 11.8%
5,578	(1)	Acadia Pharmaceuticals, Inc.	143,912	0.1
5,070	(1)	Addus HomeCare Corp.	530,271	0.2
45,481	(1)	Akebia Therapeutics, Inc.	153,953	0.1
6,831	(1)	Alkermes PLC	127,603	0.0
16,377	(1)	Allscripts Healthcare Solutions, Inc.	245,901	0.1
12,991	(1)	Amicus Therapeutics, Inc.	128,351	0.0
18,524	(1)	AMN Healthcare Services, Inc.	1,365,219	0.5
10,058	(1)	Angiodynamics, Inc.	235,357	0.1
7,258	(1)	Anika Therapeutics, Inc.	296,054	0.1
5,873	(1),(2)	Apria, Inc.	164,033	0.1
8,227	(1)	AxoGen, Inc.	166,679	0.1
16,795	(1)	Cardiovascular Systems, Inc.	643,920	0.2
2,517	(1)	CareDx, Inc.	171,383	0.1
3,043	(1)	Castle Biosciences, Inc.	208,324	0.1
7,651	(1)	Chinook Therapeutics, Inc.	118,897	0.0
40,901	(1)	Coherus Biosciences, Inc.	597,564	0.2
29,775	(1)	Community Health Systems, Inc.	402,558	0.1
17,651		Computer Programs & Systems, Inc.	540,121	0.2
23,981	(1)	Concert Pharmaceuticals, Inc.	119,665	0.0
11,410		Conmed Corp.	1,490,032	0.5
8,436	(1)	Corcept Therapeutics, Inc.	200,692	0.1
25,661	(1)	Covetrus, Inc.	769,060	0.3
32,054	(1)	Cross Country Healthcare, Inc.	400,354	0.1
7,368	(1)	Cutera, Inc.	221,408	0.1
5,588	(1),(2)	Cytokinetics, Inc.	129,977	0.0
3,038	(1)	Deciphera Pharmaceuticals, Inc.	136,224	0 .0
3,073	(1)	Eagle Pharmaceuticals, Inc./DE	128,267	0.0
12,903	(1)	Electromed, Inc.	135,998	0.0
4,552	(1)	Enanta Pharmaceuticals, Inc.	224,505	0.1
17,706		Ensign Group, Inc.	1,661,531	0.6
4,983	(1),(2)	Fulgent Genetics, Inc.	481,457	0.2
4,425	(1),(2)	Glaukos Corp.	371,390	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
42,292	(1)	GlycoMimetics, Inc.	$ 127,299	0 .0
18,853	(1)	Hanger, Inc.	430,225	0.2
10,964	(1)	Integer Holdings Corp.	1,009,784	0.4
5,987	(1),(2)	Intercept Pharmaceuticals, Inc.	138,180	0.0
37,018		Invacare Corp.	296,884	0.1
9,021	(1)	Joint Corp./The	436,346	0.2
11,531	(1)	Jounce Therapeutics, Inc.	118,423	0.0
9,492		LeMaitre Vascular, Inc.	463,020	0.2
13,551		Luminex Corp.	432,277	0.2
4,284	(1)	MacroGenics, Inc.	136,445	0.0
951	(1)	Medpace Holdings, Inc.	156,012	0.1
17,861	(1)	Meridian Bioscience, Inc.	468,851	0.2
13,098	(1)	Merit Medical Systems, Inc.	784,308	0.3
3,777	(1)	ModivCare, Inc.	559,449	0.2
12,868	(1)	Myriad Genetics, Inc.	391,831	0.1
1,542	(1)	Natera, Inc.	156,575	0.1
2,734		National Healthcare Corp.	213,006	0.1
5,674	(1)	Natus Medical, Inc.	145,311	0.1
39,669	(1)	NeoGenomics, Inc.	1,913,236	0.7
40,942	(1)	NextGen Healthcare, Inc.	741,050	0.3
13,957	(1)	Omnicell, Inc.	1,812,596	0.7
12,122	(1)	OraSure Technologies, Inc.	141,464	0.0
17,966	(1)	Orthofix Medical, Inc.	778,826	0.3
28,804		Owens & Minor, Inc.	1,082,742	0.4
13,308	(1)	Pacira BioSciences, Inc.	932,758	0.3
4,143	(1)	Pennant Group, Inc./The	189,749	0.1
8,050	(1)	Prestige Consumer Healthcare, Inc.	354,844	0.1
3,404	(1)	Progyny, Inc.	151,512	0.1
14,787	(1),(2)	Puma Biotechnology, Inc.	143,730	0.1
1,513	(1),(2)	Quidel Corp.	193,558	0.1
11,843	(1)	Radius Health, Inc.	247,045	0.1
10,370	(1)	REGENXBIO, Inc.	353,721	0.1
11,902	(1)	Select Medical Holdings Corp.	405,858	0.1
8,445	(1)	SI-BONE, Inc.	268,635	0.1
2,344		Simulations Plus, Inc.	148,235	0.1
16,912	(1)	Supernus Pharmaceuticals, Inc.	442,756	0.2
2,965	(1)	SurModics, Inc.	166,248	0.1
13,314	(1)	Tactile Systems Technology, Inc.	725,480	0.3
9,186	(1)	Triple-S Management Corp.	239,112	0.1
40,234	(1)	Vanda Pharmaceuticals, Inc.	604,315	0.2
2,498	(1)	Veracyte, Inc.	134,267	0.0
5,960	(1),(2)	Vericel Corp.	331,078	0.1
15,472	(1)	Viemed Healthcare, Inc.	156,577	0.1
3,305	(1)	Xencor, Inc.	142,313	0.1
3,971	(1),(2)	Y-mAbs Therapeutics, Inc.	120,083	0.0
			32,096,674	11.8

		Industrials: 18.4%
15,178		ABM Industries, Inc.	774,230	0.3
16,909		ACCO Brands Corp.	142,712	0.1
1,979		Acuity Brands, Inc.	326,535	0.1
1,558		Advanced Drainage Systems, Inc.	161,082	0.1
10,501	(1)	Aerovironment, Inc.	1,218,746	0.4
1,030		Alamo Group, Inc.	160,834	0.1
3,058		Albany International Corp.	255,251	0.1
4,367		Allegiant Travel Co.	1,065,810	0.4
4,671		Altra Industrial Motion Corp.	258,400	0.1
5,626	(1)	American Woodmark Corp.	554,611	0.2
14,961		Apogee Enterprises, Inc.	611,606	0.2
17,324		Applied Industrial Technologies, Inc.	1,579,429	0.6
14,446		ArcBest Corp.	1,016,565	0.4
10,449		Arcosa, Inc.	680,125	0.2
2,600	(1)	ASGN, Inc.	248,144	0.1
8,515	(1)	Atkore, Inc.	612,229	0.2
13,819	(1)	Atlas Air Worldwide Holdings, Inc.	835,220	0.3
19,868		Barnes Group, Inc.	984,261	0.4
2,982	(1)	Beacon Roofing Supply, Inc.	156,018	0.1
23,328		Boise Cascade Co.	1,395,714	0.5
20,232		Brady Corp.	1,081,400	0.4
5,182		CAI International, Inc.	235,885	0.1
4,219	(1)	CBIZ, Inc.	137,793	0.0
6,678	(1)	Chart Industries, Inc.	950,613	0.3
10,232		Columbus McKinnon Corp.	539,840	0.2
12,813		Comfort Systems USA, Inc.	958,028	0.4
45,434		CoreCivic, Inc.	411,178	0.2
22,218	(1)	Cornerstone Building Brands, Inc.	311,719	0.1
14,871		Costamare, Inc.	143,059	0.1
3,384		Deluxe Corp.	141,993	0.1
5,161		EMCOR Group, Inc.	578,858	0.2
22,029		Enerpac Tool Group Corp.	575,397	0.2
9,005		EnPro Industries, Inc.	767,856	0.3
1,261		ESCO Technologies, Inc.	137,310	0.0
15,081		Exponent, Inc.	1,469,643	0.5
10,652		Franklin Electric Co., Inc.	840,869	0.3
5,584	(1)	Gibraltar Industries, Inc.	510,992	0.2
23,377	(1)	GMS, Inc.	975,990	0.4
23,890		GrafTech International Ltd.	292,175	0.1
11,665		Griffon Corp.	316,938	0.1
4,808		H&E Equipment Services, Inc.	182,704	0.1
3,587		Herman Miller, Inc.	147,605	0.1
35,543		Hillenbrand, Inc.	1,695,757	0.6
4,473		HNI Corp.	176,952	0.1
4,208		Insteel Industries, Inc.	129,775	0.0
10,692		John Bean Technologies Corp.	1,425,671	0.5
27,157		Kelly Services, Inc.	604,786	0.2
28,595		Korn Ferry	1,783,470	0.7
20,352		LSI Industries, Inc.	173,603	0.1
4,678	(1)	Lydall, Inc.	157,836	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,186		Mantech International Corp.	$ 1,146,523	0.4
28,438		Marten Transport Ltd.	482,593	0.2
2,000	(1)	Masonite International Corp.	230,480	0.1
12,129		Matson, Inc.	809,004	0.3
1,685		Mcgrath Rentcorp	135,895	0.0
32,114	(1)	Meritor, Inc.	944,794	0.3
10,082	(1)	Mesa Air Group, Inc.	135,603	0.0
3,428		Moog, Inc.	285,038	0.1
15,610	(1)	MRC Global, Inc.	140,958	0.1
48,792	(1)	NOW, Inc.	492,311	0.2
11,256	(1)	PGT Innovations, Inc.	284,214	0.1
21,539		Pitney Bowes, Inc.	177,481	0.1
8,066		Powell Industries, Inc.	273,195	0.1
4,510	(1),(2)	Proto Labs, Inc.	549,093	0.2
22,569		Quanex Building Products Corp.	591,985	0.2
14,359		Raven Industries, Inc.	550,380	0.2
37,482	(1)	Resideo Technologies, Inc.	1,058,867	0.4
3,845		Rush Enterprises, Inc. - Class A	191,596	0.1
9,523	(1)	Saia, Inc.	2,195,813	0.8
1,309		Simpson Manufacturing Co., Inc.	135,783	0.0
24,705		Skywest, Inc.	1,345,928	0.5
24,368	(1)	SPX Corp.	1,419,923	0.5
8,314		SPX FLOW, Inc.	526,526	0.2
7,435		Triton International Ltd.	408,851	0.1
21,383		UFP Industries, Inc.	1,621,687	0.6
6,507		Unifirst Corp.	1,455,681	0.5
4,010	(1)	Veritiv Corp.	170,585	0.1
4,386	(1)	Vicor Corp.	372,942	0.1
32,172		Wabash National Corp.	604,834	0.2
1,597	(1)	Wesco International, Inc.	138,188	0.0
14,151	(1)	WillScot Mobile Mini Holdings Corp.	392,690	0.1
			50,162,658	18.4

		Information Technology: 13.6%
22,635	(1)	3D Systems Corp.	621,104	0.2
8,013	(1)	8x8, Inc.	259,942	0.1
31,927		Adtran, Inc.	532,542	0.2
12,631		Advanced Energy Industries, Inc.	1,378,926	0.5
5,545	(1)	Agilysys, Inc.	265,938	0.1
7,825	(1)	Alarm.com Holdings, Inc.	675,924	0.2
2,432	(1)	Anaplan, Inc.	130,963	0.0
9,929	(1)	Avid Technology, Inc.	209,601	0.1
20,724	(1)	Axcelis Technologies, Inc.	851,549	0.3
14,467		Bel Fuse, Inc.	287,749	0.1
6,088	(1),(3)	BM Technologies, Inc.	67,379	0.0
6,377	(1)	Bottomline Technologies de, Inc.	288,559	0.1
13,394	(1)	Box, Inc.	307,526	0.1
5,493	(1)	Cambium Networks Corp.	256,633	0.1
4,509		Cass Information Systems, Inc.	208,631	0.1
23,807		Cohu, Inc.	996,085	0.4
2,045	(1)	Commvault Systems, Inc.	131,903	0.0
18,868		Comtech Telecommunications Corp.	468,681	0.2
22,724		CSG Systems International, Inc.	1,020,080	0.4
28,009		Daktronics, Inc.	175,616	0.1
28,969	(1)	Diebold Nixdorf, Inc.	409,332	0.2
28,137	(1)	Digi International, Inc.	534,322	0.2
18,607	(1)	Diodes, Inc.	1,485,583	0.5
4,627	(1)	Domo, Inc.	260,454	0.1
4,628	(1)	ePlus, Inc.	461,134	0.2
19,119		EVERTEC, Inc.	711,609	0.3
10,366	(1)	ExlService Holdings, Inc.	934,599	0.3
103,708	(1)	Extreme Networks, Inc.	907,445	0.3
6,105	(1)	Fabrinet	551,831	0.2
7,638	(1)	Faro Technologies, Inc.	661,222	0.2
24,845	(1)	Formfactor, Inc.	1,120,758	0.4
20,912	(1)	GreenSky, Inc.	129,445	0.0
47,144	(1)	Harmonic, Inc.	369,609	0.1
2,949	(1)	Ichor Holdings Ltd.	158,656	0.1
16,712	(1)	Insight Enterprises, Inc.	1,594,659	0.6
3,002	(1)	Itron, Inc.	266,127	0.1
30,770		Kulicke & Soffa Industries, Inc.	1,511,115	0.6
15,936	(1)	LivePerson, Inc.	840,465	0.3
13,940	(1)	MaxLinear, Inc.	475,075	0.2
1,149	(1),(2)	MicroStrategy, Inc.	779,941	0.3
3,523	(1)	Mimecast Ltd.	141,660	0.1
14,599	(1)	Mitek Systems, Inc.	212,853	0.1
12,223	(1)	Netgear, Inc.	502,365	0.2
23,949	(1)	Onto Innovation, Inc.	1,573,689	0.6
2,546	(1)	OSI Systems, Inc.	244,671	0.1
6,494		PC Connection, Inc.	301,257	0.1
4,293	(1)	Perficient, Inc.	252,085	0.1
46,691	(1)	Photronics, Inc.	600,446	0.2
10,100		Plantronics, Inc.	392,991	0.1
4,376		Power Integrations, Inc.	356,557	0.1
22,610		Progress Software Corp.	996,197	0.4
6,284	(1)	Pure Storage, Inc. - Class A	135,357	0.0
1,824	(1)	Qualys, Inc.	191,119	0.1
45,776	(1)	Rambus, Inc.	889,885	0.3
18,574	(1)	Ribbon Communications, Inc.	152,493	0.1
2,091	(1)	Rogers Corp.	393,547	0.1
8,121	(1)	Sanmina Corp.	336,047	0.1
13,673	(1)	Scansource, Inc.	409,506	0.2
3,888	(1)	ShotSpotter, Inc.	136,352	0.0
2,953	(1)	Sprout Social, Inc.	170,565	0.1
10,252	(1)	SPS Commerce, Inc.	1,018,126	0.4
7,242	(1)	SVMK, Inc.	132,673	0.0
24,654	(1)	SYKES Enterprises, Inc.	1,086,748	0.4
2,134		SYNNEX Corp.	245,069	0.1
6,408		TTEC Holdings, Inc.	643,684	0.2
16,777	(1)	Ultra Clean Holdings, Inc.	973,737	0.4
23,904	(1)	Veeco Instruments, Inc.	495,769	0.2
8,258	(1)	Viavi Solutions, Inc.	129,651	0.0
9,308		Vishay Intertechnology, Inc.	224,137	0.1
19,633		Xperi Holding Corp.	427,410	0.2
			37,065,358	13.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.9%
8,049	(1)	Allegheny Technologies, Inc.	$ 169,512	0.1
9,354	(1)	Arconic Corp.	237,498	0.1
2,968		Avient Corp.	140,297	0.0
1,114		Balchem Corp.	139,707	0.0
8,968		Cabot Corp.	470,282	0.2
3,850		Carpenter Technology Corp.	158,427	0.1
4,624	(1)	Clearwater Paper Corp.	173,955	0.1
36,647		FutureFuel Corp.	532,481	0.2
5,161		Hawkins, Inc.	172,997	0.1
24,256		HB Fuller Co.	1,525,945	0.6
7,466		Kaiser Aluminum Corp.	824,993	0.3
15,822	(1)	Koppers Holdings, Inc.	549,973	0.2
4,097	(1)	Kraton Corp.	149,909	0.1
9,783		Kronos Worldwide, Inc.	149,680	0.0
9,140	(1)	Livent Corp.	158,305	0.1
5,217		Louisiana-Pacific Corp.	289,335	0.1
11,230		Materion Corp.	743,875	0.3
18,342		Myers Industries, Inc.	362,438	0.1
2,505		Neenah, Inc.	128,707	0.0
18,090		Olympic Steel, Inc.	532,750	0.2
2,722		Quaker Chemical Corp.	663,542	0.2
15,077	(1)	Rayonier Advanced Materials, Inc.	136,748	0.0
2,701		Royal Gold, Inc.	290,682	0.1
4,511		Schweitzer-Mauduit International, Inc.	220,904	0.1
9,786		Stepan Co.	1,243,898	0.5
86,883		SunCoke Energy, Inc.	609,050	0.2
40,375	(1)	TimkenSteel Corp.	474,406	0.2
15,725		Tredegar Corp.	236,032	0.1
14,449		Trinseo SA	919,968	0.3
5,106	(1)	US Concrete, Inc.	374,372	0.1
27,706		Warrior Met Coal, Inc.	474,604	0.2
			13,255,272	4.9

		Real Estate: 7.0%
4,837		Agree Realty Corp.	325,579	0.1
49,618		Alexander & Baldwin, Inc.	833,086	0.3
9,048		American Homes 4 Rent	301,660	0.1
3,249		Apartment Income REIT Corp.	138,927	0.0
56,793		CareTrust REIT, Inc.	1,322,425	0.5
9,998		Chatham Lodging Trust	131,574	0.0
10,942		Community Healthcare Trust, Inc.	504,645	0.2
20,298		CorEnergy Infrastructure Trust, Inc.	143,507	0.0
15,698		Corporate Office Properties Trust SBI MD	413,328	0.1
3,735		EastGroup Properties, Inc.	535,151	0.2
26,576		Essential Properties Realty Trust, Inc.	606,730	0.2
6,027		First Industrial Realty Trust, Inc.	275,976	0.1
8,624	(1)	Forestar Group, Inc.	200,767	0.1
11,890		Four Corners Property Trust, Inc.	325,786	0.1
10,280		Gaming and Leisure Properties, Inc.	436,180	0.2
59,929	(2)	Geo Group, Inc./The	465,049	0.2
18,516		Global Net Lease, Inc.	334,399	0.1
6,614		Highwoods Properties, Inc.	284,005	0.1
5,449		Hudson Pacific Properties, Inc.	147,831	0.1
4,296		Innovative Industrial Properties, Inc.	773,967	0.3
23,012	(2)	iStar, Inc.	409,153	0.1
52,921		Kite Realty Group Trust	1,020,846	0.4
89,513		Lexington Realty Trust	994,489	0.4
5,107		Life Storage, Inc.	438,947	0.2
4,046		MGM Growth Properties LLC	131,981	0.0
12,088		National Storage Affiliates Trust	482,674	0.2
11,121		NETSTREIT Corp.	205,627	0.1
41,607		New Senior Investment Group, Inc.	259,212	0.1
9,717		NexPoint Residential Trust, Inc.	447,857	0.2
17,528		Piedmont Office Realty Trust, Inc.	304,461	0.1
7,872		PotlatchDeltic Corp.	416,586	0.2
11,526		RE/MAX Holdings, Inc.	454,009	0.2
44,515	(1)	Realogy Holdings Corp.	673,512	0.2
33,407		Retail Opportunity Investments Corp.	530,169	0.2
34,041		Retail Properties of America, Inc.	356,750	0.1
19,264		Retail Value, Inc.	360,430	0.1
50,216		RPT Realty	572,965	0.2
12,399		Saul Centers, Inc.	497,324	0.2
57,412		SITE Centers Corp.	778,507	0.3
7,330		Spirit Realty Capital, Inc.	311,525	0.1
11,227	(2)	Tanger Factory Outlet Centers, Inc.	169,865	0.1
3,716		Terreno Realty Corp.	214,673	0.1
51,557		Whitestone REIT	500,103	0.2
			19,032,237	7.0

		Utilities: 1.2%
16,940		Avista Corp.	808,885	0.3
2,548		Black Hills Corp.	170,130	0.0
6,601	(2)	Brookfield Infrastructure Corp.	504,118	0.2
4,611		Brookfield Renewable Corp.	215,795	0.1
1,331		Chesapeake Utilities Corp.	154,502	0.0
4,228		National Fuel Gas Co.	211,358	0.1
2,985		NextEra Energy Partners L.P.	217,547	0.1
10,890		Portland General Electric Co.	516,948	0.2
10,246	(2)	South Jersey Industries, Inc.	231,355	0.1
5,982		Unitil Corp.	273,318	0.1
			3,303,956	1.2

	Total Common Stock
	(Cost $201,533,178)		271,108,684	99.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: –%
		Health Care: –%
7,651	(1),(3),(4)	Aduro Biotech, Inc. - CVR	$ –	–

	Total Rights
	(Cost $–)		–	–

WARRANTS: 0.0%
		Energy: 0.0%
1,219	(1),(4)	Oasis Petroleum, Inc.	18,370	0.0

	Total Warrants
	(Cost $37,789)		18,370	0.0

	Total Long-Term Investments
	(Cost $201,570,967)		271,127,054	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 2.0%
1,272,703	(5)	Bank of Nova Scotia, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,272,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $1,298,158, due 04/30/22-12/20/50)	1,272,703	0.5
1,272,700	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,272,701, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,298,154, due 04/15/21-02/20/71)	1,272,700	0.4
377,292	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $377,292, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $384,838, due 06/01/33-02/01/51)	377,292	0.1
1,272,703	(5)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,272,708, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,298,156, due 04/01/21-09/09/49)	1,272,703	0.5
1,272,703	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,272,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,298,157, due 05/06/21-03/01/51)	1,272,703	0.5

	Total Repurchase Agreements
	(Cost $5,468,101)		5,468,101	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,632,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,632,000)	1,632,000	0.6

	Total Short-Term Investments
	(Cost $7,100,101)	7,100,101	2.6

	Total Investments in Securities (Cost $208,671,068)	$278,227,155	102.2
	Liabilities in Excess of Other Assets	(5,873,503)	(2.2)
	Net Assets	$272,353,652	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $67,379 or 0.0% of net assets. Please refer to the table below for additional details.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,221,708	$–	$–	$6,221,708
Consumer Discretionary	42,295,730	–	–	42,295,730
Consumer Staples	10,175,655	–	–	10,175,655
Energy	9,585,006	–	–	9,585,006
Financials	47,914,430	–	–	47,914,430
Health Care	32,096,674	–	–	32,096,674
Industrials	50,162,658	–	–	50,162,658
Information Technology	36,997,979	67,379	–	37,065,358
Materials	13,255,272	–	–	13,255,272
Real Estate	19,032,237	–	–	19,032,237
Utilities	3,303,956	–	–	3,303,956
Total Common Stock	271,041,305	67,379	–	271,108,684
Rights	–	–	–	–
Warrants	–	–	18,370	18,370
Short-Term Investments	1,632,000	5,468,101	–	7,100,101
Total Investments, at fair value	$272,673,305	$5,535,480	$18,370	$278,227,155
Liabilities Table
Other Financial Instruments+
Futures	$(7,616)	$–	$–	$(7,616)
Total Liabilities	$(7,616)	$–	$–	$(7,616)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
BM Technologies, Inc.	12/17/2020	76,100	67,379
		$76,100	$67,379

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	11	06/18/21	$1,222,375	$(7,616)
			$1,222,375	$(7,616)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $209,020,107.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$75,162,299
Gross Unrealized Depreciation	(5,962,867)
Net Unrealized Appreciation	$69,199,432